Managed Commodities Strategy Fund | Alternative Funds
Managed Commodities Strategy Fund (Formerly, Long/Short Commodities Strategy Fund)
INVESTMENT OBJECTIVE
The Managed Commodities Strategy Fund (the "Fund") seeks to achieve total returns with less volatility than the broad commodities markets.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Alternative Funds Managed Commodities Strategy Fund Variable Annuity
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alternative Funds Managed Commodities Strategy Fund Variable Annuity
Management Fees		1.06%
Distribution (12b-1) and Shareholder Service Fees		none
Other Expenses of the Fund		1.05%
Other Expenses of the Subsidiary		0.01%
Other Expenses	[1]	1.06%
Total Annual Fund Operating Expenses		2.12%
Fee Waiver	[2]	0.16%
Total Annual Fund Operating Expenses After Fee Waiver		1.96%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	Expense Example, with Redemption, 3 Years
Alternative Funds Managed Commodities Strategy Fund Variable Annuity	199	615

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Since the Fund had not yet commenced operations as of the most recent fiscal year end, there is no portfolio turnover rate to report.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve total returns with less volatility than the broad commodities markets from long and/or short investments in commodities and other investment instruments. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements, in the global commodities markets.

The strategies may be quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all commodities markets, to focused strategies that seek to provide exposure to a single asset class, sector or a market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector, or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund's positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund's short positions will be fully covered at all times. The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds ("ETFs"); other pooled investment vehicles that provide exposure to the commodities, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes ("ETNs"); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund's portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund's exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund's portfolio. The value of the Fund's portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the "1940 Act") or to meet redemption requests. The Fund's use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund's derivative investments will be used both to obtain exposure to the commodities markets and to manage risk and limit exposure created by certain of the Fund's investments. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers' acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date ("forward contracts"). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary's investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund's investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund's investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks are also subject to certain additional risks such as adverse foreign political and economic developments.

CFTC Regulatory Risk – The Commodity Futures Trading Commission ("CFTC") has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that will subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund's and the Subsidiary's ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund's investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC's new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund's investment in commodity-related investment products may lead to losses in excess of the Fund's investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder's interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund's income and share price.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund's investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund's portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Exchange-Traded Notes (ETNs) Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Extension Risk – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Financial Services Sector Risk – To the extent that certain of the Fund's investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund's income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary's investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a "limit move," it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund's strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Prepayment or Call Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on available securities are lower than the yield in the prepaid security. The Fund may also lose any premium it paid on the security.

Repurchase Agreement Risk – The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating "qualifying income." Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund's ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund's returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.